JPMorgan New York Tax Free Bond Fund
Schedule of Portfolio Investments as of May 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited)

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds—96.9% (a)
New York—96.9%
Education—4.4%
Build NYC Resource Corp., Global Community Charter School, Series 2022A, Rev., 4.00%, 6/15/2032	130	124
New York State Dormitory Authority, Court Facilities Lease, Series A, Rev., AMBAC, 5.50%, 5/15/2026	5,000	5,322
New York State Dormitory Authority, New York University
Series 1, Rev., AMBAC, 5.50%, 7/1/2023	2,900	2,905
Series 1, Rev., AMBAC, 5.50%, 7/1/2024	1,570	1,607
Series 1, Rev., AMBAC, 5.50%, 7/1/2025	2,280	2,381
New York State Dormitory Authority, Non Stop Supported Debt, New School University
Series 2022A, Rev., 5.00%, 7/1/2031	250	281
Series 2022A, Rev., 5.00%, 7/1/2033	250	282
New York State Dormitory Authority, Rochester Institute of Technology, Series 2019A, Rev., 5.00%, 7/1/2036	900	975
New York State Dormitory Authority, School Districts Financing Program
Series 2009A, Rev., AGC, 5.00%, 10/1/2024	20	20
Series 2018A, Rev., 5.00%, 10/1/2027	2,000	2,117
		16,014
General Obligation—17.7%
City of New York
Series C, Subseries C-1, GO, 5.00%, 8/1/2029	1,250	1,393
Series E-1, GO, 5.25%, 3/1/2035	1,300	1,426
Series A, Subseries A-1, GO, 5.00%, 9/1/2037	1,400	1,569
Series D, Subseries D-1, GO, 5.25%, 5/1/2039	1,500	1,702
Series 2022A-1, GO, 4.00%, 8/1/2041	2,065	2,044
Series 2023E, GO, 4.00%, 4/1/2042	1,000	983
City of New York, Fiscal Year 2014, Subseries D-1, GO, 5.00%, 8/1/2028	2,000	2,004
City of New York, Fiscal Year 2018, Series F, Subseries F-1, GO, 5.00%, 4/1/2034	2,500	2,717
City of New York, Fiscal Year 2020, Series 2020C-1, GO, 5.00%, 8/1/2033	2,000	2,270
City of New York, Fiscal Year 2023, Series 2023E, GO, 4.00%, 4/1/2045	1,700	1,654
City of Rochester, Series II, GO, 5.00%, 8/1/2029	2,000	2,255
City of Syracuse, Public Improvement, Series 2019A, GO, 4.00%, 5/15/2024	1,000	1,006
City of White Plains, Public Improvement
GO, 4.00%, 9/15/2028	705	732
GO, 4.00%, 9/15/2029	1,100	1,143
County of Albany, Series 2022A, GO, 4.00%, 6/1/2036	1,080	1,108
County of Monroe, GO, 5.00%, 6/1/2025	1,330	1,377
County of Nassau, Series 2023A, GO, AGM, 4.00%, 4/1/2042	1,500	1,473
County of Nassau, General Improvement
Series 2016A, GO, 5.00%, 1/1/2025	1,000	1,028
Series 2019B, GO, 5.00%, 4/1/2026	1,270	1,340
Series 2022A, GO, 5.00%, 4/1/2037	1,000	1,133
County of Onondaga
Series 2018, GO, 4.00%, 4/15/2029	2,760	2,817
Series 2022, GO, 4.00%, 6/15/2037	2,000	2,032
County of Suffolk, Series 2017-D, GO, 4.00%, 10/15/2028	3,375	3,479
County of Westchester
Series 2018-A, GO, 5.00%, 12/1/2025	1,500	1,568
Series 2018-A, GO, 4.00%, 12/1/2028	1,000	1,046
Series 2022B, GO, 4.00%, 12/15/2035	2,600	2,788

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
General Obligation — continued
Greece Central School District, Series 2012B, GO, 5.00%, 12/15/2023	500	501
Haverstraw-Stony Point Central School District, GO, 3.00%, 10/15/2026	1,105	1,090
Mamaroneck Union Free School District, Series 2022, GO, 4.00%, 8/15/2031	2,120	2,280
Orchard Park Central School District, GO, 4.00%, 4/1/2029	1,685	1,741
Port Washington Union Free School District, GO, 4.00%, 8/1/2037	2,765	2,864
Town of Babylon, Series 2022, GO, 4.00%, 12/15/2041	1,295	1,315
Town of Brookhaven, Series 2015, GO, 5.00%, 5/1/2027	2,000	2,069
Town of Huntington, Public Improvement, Series 2022A, GO, 4.00%, 6/15/2037	1,385	1,402
Town of Islip, Public Improvement, Series 2022A, GO, 5.00%, 7/15/2027	430	469
Town of Oyster Bay, Public Improvement
GO, AGM, 5.00%, 8/1/2029	500	562
GO, AGM, 5.00%, 8/1/2031	650	754
Uniondale Union Free School District
GO, 4.00%, 1/15/2038	2,000	2,009
GO, 4.00%, 1/15/2041	2,000	1,980
Village of Mamaroneck, Public Improvement, Series 2019, GO, 3.00%, 8/15/2030	1,540	1,545
		64,668
Hospital—1.5%
New York City Health and Hospitals Corp., Health System, Series A, Rev., 4.00%, 2/15/2028	1,700	1,779
New York State Dormitory Authority, Hospitals Center, Langone Hospitals Obligated Group, Rev., 5.00%, 7/1/2026	3,360	3,417
New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center, Rev., NATL - RE, 5.50%, 7/1/2023	355	356
		5,552
Industrial Development Revenue/Pollution Control Revenue—0.7%
New York City Industrial Development Agency, New York Stock Exchange Project, Fiscal Year 2019, Series 2019A, Rev., 5.00%, 5/1/2027	1,150	1,231
New York City Industrial Development Agency, Queens Baseball Stadium Project, Series 2021A, Rev., AGM, 4.00%, 1/1/2032	1,250	1,300
		2,531
Other Revenue—23.0%
Hudson Yards Infrastructure Corp., Second Indenture
Series 2017A, Rev., 5.00%, 2/15/2029	3,500	3,714
Series 2017A, Rev., 5.00%, 2/15/2030	1,600	1,698
Series 2017-A, Rev., 5.00%, 2/15/2034	1,115	1,181
Series 2017A, Rev., 5.00%, 2/15/2035	4,000	4,225
Series 2017A, Rev., 5.00%, 2/15/2036	3,500	3,685
Series 2022A, Rev., 4.00%, 2/15/2040	1,730	1,723
New York City Transitional Finance Authority Future Tax Secured, Series 2023F, Rev., 5.00%, 2/1/2042	2,000	2,203
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2015
Series S-1, Rev., 5.00%, 7/15/2028	3,000	3,082
Series 2015S-1, Rev., 5.00%, 7/15/2030	2,000	2,055
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2018, Series S-4, Rev., 5.25%, 7/15/2035	4,000	4,418
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2019
Series S-2A, Rev., 5.00%, 7/15/2034	2,000	2,194
Series S-3A, Rev., 5.00%, 7/15/2034	4,000	4,388
New York City Transitional Finance Authority, Future Tax Secured
Series F, Subseries F-1, Rev., 4.00%, 2/1/2038	2,000	2,019
Series 2022B-1, Rev., 4.00%, 8/1/2039	4,475	4,488

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Other Revenue — continued
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017, Series E, Subseries E-1, Rev., 5.00%, 2/1/2032	2,000	2,139
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019
Series A, Subseries A-1, Rev., 5.00%, 8/1/2034	1,500	1,642
Series A, Subseries A-1, Rev., 5.00%, 8/1/2035	1,000	1,089
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2017, Series E, Subseries E-1, Rev., 5.00%, 2/1/2034	2,260	2,415
New York Convention Center Development Corp., Hotel Unit Fee Secured, Rev., 5.00%, 11/15/2030	2,000	2,067
New York Convention Center Development Corp., Subordinate Lien, Hotel Unit Fee Secured
Series B, Rev., Zero Coupon, 11/15/2031	2,090	1,491
Series B, Rev., Zero Coupon, 11/15/2033	2,000	1,294
New York State Dormitory Authority, State Sales Tax
Series 2014A, Rev., 5.00%, 3/15/2029	2,500	2,531
Series 2016A, Rev., 5.00%, 3/15/2031	2,000	2,117
Series A, Rev., 5.00%, 3/15/2031	3,100	3,138
Series 2014A, Rev., 5.00%, 3/15/2032	2,000	2,025
Series B, Rev., 5.00%, 3/15/2032	2,500	2,601
Series 2018E, Rev., 5.00%, 3/15/2033	2,000	2,199
Series B, Rev., 5.00%, 3/15/2033	2,500	2,600
Series 2017A, Rev., 5.00%, 3/15/2034	2,000	2,136
New York State Urban Development Corp., Personal Income Tax, Series 2020E, Rev., 4.00%, 3/15/2045	1,500	1,464
New York State Urban Development Corp., State Sales Tax, Series 2021A, Rev., 4.00%, 3/15/2043	5,000	4,946
State of New York Mortgage Agency, Homeowner Mortgage, Series 197, Rev., 3.50%, 10/1/2044	315	310
Trust for Cultural Resources of City of New York (The), Carnegie Hall, Rev., 5.00%, 12/1/2031	275	309
Westchester County Local Development Corp., Kendal on Hudson Project
Series 2022B, Rev., 5.00%, 1/1/2027	135	137
Series 2022B, Rev., 5.00%, 1/1/2032	240	243
Westchester Tobacco Asset Securitization Corp., Tobacco Settlement
Series B, Rev., 5.00%, 6/1/2033	1,775	1,843
Series B, Rev., 5.00%, 6/1/2034	2,000	2,072
		83,881
Prerefunded—2.5%
New York State Urban Development Corp., State Personal Income Tax, General Purpose, Series 2014A, Rev., 5.00%, 3/15/2024 (b)	1,500	1,520
Sales Tax Asset Receivable Corp., Fiscal Year 2015Series 2015A, Rev., 5.00%, 10/15/2024 (b)	7,500	7,677
		9,197
Special Tax—9.6%
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2019A, Rev., 5.00%, 3/15/2033	1,500	1,664
Series 2019A, Rev., 5.00%, 3/15/2035	1,500	1,652
Series 2019A, Rev., 5.00%, 3/15/2036	1,825	1,995
Series 2021-A, Rev., 5.00%, 3/15/2036	1,800	2,013
New York State Thruway Authority, Personal Income Tax
Series 2022-A, Rev., 5.00%, 3/15/2036	2,000	2,286
Series 2022A, Rev., 5.00%, 3/15/2037	1,500	1,692
Series 2021A-1, Rev., 4.00%, 3/15/2038	1,500	1,515
Series 2022-A, Rev., 5.00%, 3/15/2039	4,650	5,173

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Special Tax — continued
Series 2021A-1, Rev., 4.00%, 3/15/2042	2,500	2,480
New York State Urban Development Corp., State Personal Income Tax, General Purpose
Series 2014A, Rev., 5.00%, 3/15/2031	3,000	3,037
Series 2015A, Rev., 5.00%, 3/15/2032	2,500	2,591
Series 2019A, Rev., 5.00%, 3/15/2033	2,575	2,843
Series 2020C, Rev., 4.00%, 3/15/2037	1,000	1,017
New York State Urban Development Corp., State Personal Income Tax, State Facilities and Equipment, Series A-2, Rev., NATL - RE, 5.50%, 3/15/2025	5,000	5,204
		35,162
Transportation—21.3%
Metropolitan Transportation Authority
Series 2015C, Rev., 5.25%, 11/15/2030	1,500	1,546
Series 2015B, Rev., 5.00%, 11/15/2031	2,000	2,036
Series 2016A-1, Rev., 5.00%, 11/15/2031	2,500	2,566
Subseries D-1, Rev., 5.00%, 11/15/2031	2,000	2,049
Series A-1, Rev., 5.00%, 11/15/2032	2,000	2,051
Series A-1, Rev., 4.00%, 11/15/2033	2,000	1,987
Metropolitan Transportation Authority, Dedicated Tax Fund
Series 2012A, Rev., Zero Coupon, 11/15/2030	4,000	3,037
Series 2017B-2, Rev., 5.25%, 11/15/2033	1,000	1,096
Series 2016A, Rev., 5.25%, 11/15/2034	1,020	1,088
New York State Thruway Authority
Series K, Rev., 5.00%, 1/1/2028	1,000	1,025
Series K, Rev., 5.00%, 1/1/2030	2,500	2,566
Series L, Rev., 5.00%, 1/1/2032	2,250	2,445
Series N, Rev., 4.00%, 1/1/2041	2,500	2,462
New York State Thruway Authority, Junior Lien, Series 2016A, Rev., 5.00%, 1/1/2035	1,000	1,035
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Series 2018, Rev., AMT, 5.00%, 1/1/2025	2,075	2,098
Series 2018, Rev., AMT, 5.00%, 1/1/2026	2,000	2,039
Series 2018, Rev., AMT, 5.00%, 1/1/2027	2,000	2,055
Series 2018, Rev., AMT, 5.00%, 1/1/2031	2,155	2,222
Series 2018, Rev., AMT, 4.00%, 1/1/2036	2,000	1,917
Port Authority of New York and New Jersey, Consolidated
Series 186, Rev., AMT, 5.00%, 10/15/2027	2,000	2,030
Series 185, Rev., AMT, 5.00%, 9/1/2028	1,000	1,012
Series 184, Rev., 5.00%, 9/1/2030	2,020	2,057
Series 185, Rev., AMT, 5.00%, 9/1/2030	2,000	2,020
Series 207, Rev., AMT, 5.00%, 9/15/2031	2,335	2,470
Series 185, Rev., AMT, 5.00%, 9/1/2032	1,750	1,767
Series 207, Rev., AMT, 5.00%, 9/15/2032	3,000	3,169
Series 205, Rev., 5.00%, 11/15/2032	1,000	1,088
Series 214, Rev., AMT, 5.00%, 9/1/2036	2,950	3,138
Port Authority of New York and New Jersey, Consolidated Bonds, Series 221, Rev., AMT, 4.00%, 7/15/2039	1,355	1,326
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2017B, Rev., 5.00%, 11/15/2029	2,500	2,679
Series B, Rev., 5.00%, 11/15/2029	1,600	1,809

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Transportation — continued
Series B, Rev., 5.00%, 11/15/2030	5,355	5,999
Series B, Rev., 5.00%, 11/15/2031	1,100	1,178
Series 2013A, Rev., Zero Coupon, 11/15/2032	3,000	2,090
Series B, Rev., 5.00%, 11/15/2033	1,500	1,604
Series 2022A, Rev., 4.00%, 5/15/2041	2,040	1,997
Series 2019C, Rev., 4.00%, 11/15/2042	1,500	1,455
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax Senior Lien, Series 2023A, Rev., 4.00%, 11/15/2037	1,600	1,624
		77,832
Utility—7.3%
Long Island Power Authority, Electric System
Series 2018, Rev., 5.00%, 9/1/2034	1,500	1,650
Series 2018, Rev., 5.00%, 9/1/2035	2,000	2,188
Series 2018, Rev., 5.00%, 9/1/2036	1,225	1,332
Long Island Power Authority, Electrical System, Series 2021A, Rev., 4.00%, 9/1/2041	2,030	2,005
New York Power Authority, Green Transmission Project
Series 2022-A, Rev., AGM, 5.00%, 11/15/2028	1,300	1,453
Series 2022-A, Rev., AGM, 5.00%, 11/15/2035	840	972
Series 2022A, Rev., AGM, 4.00%, 11/15/2038	2,000	2,008
Utility Debt Securitization Authority
Rev., 5.00%, 12/15/2032	2,500	2,615
Series 2016A, Rev., 5.00%, 12/15/2033	3,000	3,175
Series 2016A, Rev., 5.00%, 12/15/2034	4,595	4,856
Series B, Rev., 5.00%, 12/15/2034	2,450	2,589
Series 2022TE-1, Rev., 5.00%, 12/15/2035	800	941
Utility Debt Securitization Authority, Federally Tax-Exempt, Series TE, Rev., 5.00%, 12/15/2030	1,000	1,009
		26,793
Water & Sewer—8.9%
New York City Municipal Water Finance Authority, Series 2021BB-2, Rev., 4.00%, 6/15/2042	1,075	1,074
New York City Municipal Water Finance Authority Fiscal Year 2022, Series BB, Subseries BB-1, Rev., 4.00%, 6/15/2045	1,500	1,479
New York City Municipal Water Finance Authority, Second General Resolution
Subseries DD-2, Rev., 5.00%, 6/15/2027	1,285	1,345
Series 2020-EE, Rev., 5.00%, 6/15/2030	1,155	1,328
Series 2018CC-1, Rev., 4.00%, 6/15/2037	1,150	1,164
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution, Series 2020CC-1, Rev., 4.00%, 6/15/2041	2,000	2,005
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2015
Series 2015EE, Rev., 5.00%, 6/15/2028	2,000	2,031
Series DD, Rev., 5.00%, 6/15/2029	2,000	2,032
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2020, Subseries 202DD-3, Rev., 4.00%, 6/15/2042	2,500	2,497
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution
Series A, Rev., 5.00%, 6/15/2027	1,500	1,526
Series 2021A, Rev., 5.00%, 6/15/2030	1,070	1,233
Series A, Rev., 5.00%, 6/15/2031	2,150	2,269
Series A, Rev., 5.00%, 6/15/2032	2,000	2,109
Series 2015A, Rev., 5.00%, 6/15/2033	2,000	2,064

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Water & Sewer — continued
Series 2017-E, Rev., 5.00%, 6/15/2038	1,240	1,321
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Pooled Financing Program, Series 2005B, Rev., 5.50%, 10/15/2025 (b)	4,175	4,374
New York State Environmental Facilities Corp., State Revolving Fund
Series 2019B, Rev., 5.00%, 6/15/2035	1,000	1,118
Series 2021-B, Rev., 4.00%, 8/15/2039	1,380	1,369
		32,338
Total New York		353,968
Total Municipal Bonds (Cost $356,843)		353,968
	Shares (000)
Short-Term Investments—2.0%
Investment Companies—2.0%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.37% (c) (d)(Cost $7,425)	7,424	7,425
Total Investments—98.9% (Cost $364,268)		361,393
Assets in Excess of Other Liabilities—1.1%		4,126
Net Assets—100.0%		365,519

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
GO	General Obligation
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
Rev.	Revenue

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Security is prerefunded or escrowed to maturity.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of May 31, 2023.

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$353,968	$—	$353,968
Short-Term Investments
Investment Companies	7,425	—	—	7,425
Total Investments in Securities	$7,425	$353,968	$—	$361,393

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2023	Shares at May 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.37% (a) (b)	$11,948	$14,769	$19,290	$(1)	$(1)	$7,425	7,424	$85	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2023.